Goodwill and Intangible Assets (Details) $ in Millions	Dec. 31, 2015 USD ($)
Future Amortization Expenses
Future amortization expense, 2016	$ 25
Future amortization expense, 2017	25
Future amortization expense, 2018	22
Future amortization expense, 2019	18
Future amortization expense, 2020	$ 13